Financial Information of Reportable Operating Segments (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues		$ 776,810	$ 763,416	$ 679,260
Loss from continuing operations before income taxes		(21,877)	(32,923)	(25,856)
Equity-based compensation		(2,853)	(2,706)	(1,309)
Acquisition and other nonrecurring costs		(5,765)	(4,225)	(2,029)
Depreciation, amortization and accretion		(106,909)	(105,456)	(93,084)
Loss on disposal and abandonment of assets		(682)	(609)	(2,252)
Interest expense		(59,754)	(69,055)	(62,335)
Change in fair value of warrant liability	$ 9,053	9,053
Debt modification and extinguishment costs		(6,689)	(3,802)
Other, net		3,419	(133)	(4,268)
Capital expenditures		92,352	107,780	106,616
Assets	761,038	761,038	706,204
Operating Segments | NEW ZEALAND
Segment Reporting Information [Line Items]
Revenues		517,952	487,337	393,055
Adjusted EBITDA		83,217	79,291	55,455
Depreciation, amortization and accretion		(60,805)	(59,436)	(52,433)
Capital expenditures		53,904	50,874	57,253
Assets	432,932	432,932	410,546
Operating Segments | BOLIVIA
Segment Reporting Information [Line Items]
Revenues		258,438	275,514	285,382
Adjusted EBITDA		76,522	81,577	91,657
Depreciation, amortization and accretion		(45,925)	(45,981)	(40,435)
Capital expenditures		37,215	56,342	46,693
Assets	292,189	292,189	284,358
Corporate, Reconciling Items and Eliminations
Segment Reporting Information [Line Items]
Revenues		420	565	823
Loss from continuing operations before income taxes		(11,436)	(7,805)	(7,691)
Depreciation, amortization and accretion		(179)	(39)	(216)
Capital expenditures		1,233	564	$ 2,670
Assets	$ 35,917	$ 35,917	$ 11,300